Shareholder Report, Line Graph (Details) 194012_Jensen Global Quality Growth Fund_Class Y_TSR Annual {Class Y} - USD ($)								12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	Apr. 15, 2020	May 31, 2026
Class Y
Account Value [Line Items]
Accumulated Value	$ 1,814,152	$ 1,633,778	$ 1,467,272	$ 1,391,045	$ 1,430,005	$ 1,081,000	$ 1,000,000	$ 1,958,217
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Net Total Return Index (USD)
Accumulated Value	$ 2,046,351	$ 1,800,542	$ 1,457,262	$ 1,444,973	$ 1,550,105	$ 1,092,813	$ 1,000,000	$ 2,665,766